CECL (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities Held-To-Maturity, Amortized Cost, Past Due [Line Items]
Total debt securities held-to-maturity, amortized cost	SFr 921	SFr 0
Financial Asset, Past Due [Member]
Debt Securities Held-To-Maturity, Amortized Cost, Past Due [Line Items]
Total debt securities held-to-maturity, amortized cost	0	0
Bank | Financial Asset, Past Due [Member]
Debt Securities Held-To-Maturity, Amortized Cost, Past Due [Line Items]
Total debt securities held-to-maturity, amortized cost	SFr 0	SFr 0